Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of aggregate non-cancelable future minimum payments

Remainder of 2022	$1,000
2023	7,000
2024	11,000
2025	14,000
2026	16,000
Thereafter	48,000
Total	$97,000